Leases - Rollforward of lease liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 14,582,833
Interest on lease	(2,420,557)	R$ (2,533,128)	R$ (2,433,640)
Leases	15,146,411	14,582,833
Current	3,687,392	4,025,948
Non-current	R$ 11,459,019	R$ 10,556,885
Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	8 years 1 month 6 days	7 years 7 months 6 days
Weighted average rate	16.30%	21.30%
Balances at the beginning of the period	R$ 13,585,810
Leases	R$ 11,567,882	R$ 13,585,810
Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	4 years 7 months 6 days	4 years 10 months 24 days
Weighted average rate	10.30%	9.80%
Balances at the beginning of the period	R$ 185,527
Leases	R$ 237,254	R$ 185,527
Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average remaining term	5 years	5 years 9 months 18 days
Weighted average rate	13.80%	18.50%
Balances at the beginning of the period	R$ 811,496
Leases	650,691	R$ 811,496
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	14,582,833	14,890,575
Additions	1,108,706	1,814,168
Interest on lease	(2,328,668)	(2,533,128)
Write-offs	(103,107)	(68,539)
Transfers	(2,634,969)
Foreign currency exchange	(980,080)	(935,614)
Leases	12,455,827	14,582,833	14,890,575
Current	3,349,056	4,025,948	3,497,665
Non-current	9,106,771	10,556,885	11,392,910
Modifications	1,237,323	(47,199)
Decrease through payments, liabilities arising from financing activities	(3,083,547)	(3,603,686)
Leases | Lease without purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	13,585,810	13,724,647
Additions	1,086,943	1,507,577
Interest on lease	(2,209,708)	(2,400,049)
Write-offs	(103,107)	(1,123)
Transfers	(2,544,154)
Foreign currency exchange	(922,775)	(880,530)
Leases		13,585,810	13,724,647
Modifications	1,090,251	55,342
Decrease through payments, liabilities arising from financing activities	(2,834,794)	(3,220,152)
Leases | Lease without purchase option: Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	185,527	71,869
Additions	21,763	193,360
Interest on lease	(19,194)	(15,798)
Write-offs		(67,416)
Transfers	0
Foreign currency exchange	(9,562)	(1,505)
Leases		185,527	71,869
Modifications	76,266	11,452
Decrease through payments, liabilities arising from financing activities	(55,934)	(38,031)
Leases | Lease with purchase option: Aircraft and engines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	811,496	1,094,059
Additions	0	113,231
Interest on lease	(99,766)	(117,281)
Write-offs		0
Transfers	(90,815)
Foreign currency exchange	(47,743)	(53,579)
Leases		811,496	R$ 1,094,059
Modifications	70,806	(113,993)
Decrease through payments, liabilities arising from financing activities	R$ (192,819)	R$ (345,503)